Remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Renumeration [abstract]
Schedule Of Renumeration Explanatory [Table Text Block]
	Full year
(in USD million, except average number of employees)	2017	2016	2015

Salaries1)	2,671	2,576	2,791
Pension costs	469	650	846
Payroll tax	387	394	419
Other compensations and social costs	290	276	312

Total payroll costs	3,818	3,895	4,369

Average number of employees2)	20,700	21,300	22,300

  Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
  Part time employees amount to 3% for each of the years 2017, 2016 and 2015 respectively.

Remuneration to members of the BoD and the CEC [text block]
	Full year
(in USD thousand)1)	2017	2016	2015

Current employee benefits	11,067	9,270	11,436
Post-employment benefits	636	574	799
Other non-current benefits	25	19	15
Share-based payment benefits	175	102	167

Total	11,902	9,966	12,418

  All figures in the table are presented on accrual basis.